Long-term debt-Term loans Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended													6 Months Ended					11 Months Ended	0 Months Ended		3 Months Ended			6 Months Ended			7 Months Ended						6 Months Ended	9 Months Ended					6 Months Ended				6 Months Ended	12 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Loan for the acquisition of the vessels Sealand New York and Sealand Washington [Member]	Jun. 30, 2013 Loan for the acquisition of the vessel Maersk Kokura [Member]	Jun. 30, 2013 Loan for the acquisition of the vessels Maersk Kawasaki and Maersk Kure [Member]	Jun. 30, 2013 Loan for the acquisition of the vessel MSC Mandraki (ex. Maersk Mandraki) (Fully repaid) [Member]	Jun. 30, 2013 Loan for the acquisition of the vessel Cosco Beijing [Member]	Jun. 30, 2013 Loan for the acquisition of the vessel Cosco Guangzhou [Member]	Jun. 30, 2013 Loan for the acquisition of the vessel MSC Mykonos (ex. Maersk Mykonos) (Fully repaid) [Member]	Jun. 30, 2013 Loan for the acquisition of the vessels Gather Garden Genius I and Gifted [Member]	Jun. 30, 2013 Loan for the acquisition of the vessels Gather Garden Genius I and Gifted Loan repayment following sale of vessel Garden [Member]	Jun. 30, 2013 Loan for the acquisition of the vessels Gather Garden Genius I and Gifted Loan repayment folowing sale of vessel Gather [Member]	Jun. 30, 2013 Loan for the acquisition of the vessels Gather, Garden, Genius I and Gifted- Loan repayment following sale of vessel Gifted and Genius I [Member]	Jun. 30, 2013 Loan for the acquisition of the vessels MSC Romanos (tranche a) [Member]	Jun. 30, 2013 Loan for the acquisition of the vessels MSC Methoni (tranche b) [Member]	Jun. 30, 2013 Loan for the acquisition of the vessels MSC Ulsan (tranche c) [Member]	Jun. 30, 2013 Loan for the acquisition of the vessel Koroni (tranche d) [Member]	Jun. 30, 2013 Loan for the acquisition of the vessel Kyparissia (tranche e) [Member]	Nov. 19, 2010 Loan for acquisition vessels Msc Romanos, Msc Methoni, Msc Ulsan, Koroni and Kyparissia( five tranches) [Member]	Jan. 14, 2011 Loan for the acquisition and construction of H1068A, H1069A and H1070A (three tranches - one for each hull) [Member]	Jun. 30, 2013 Loan for the acquisition and construction of H1068A, H1069A and H1070A (three tranches - one for each hull) [Member]	Apr. 07, 2011 Loan for the acquisition and construction of S4010 and S4011 [Member]	Dec. 31, 2011 Loan for the acquisition and construction of S4010 and S4011 (first drawdown) [Member]	Dec. 31, 2012 Loan for the acquisition and construction of S4010 and S4011 (second drawdown) [Member]	Jun. 30, 2013 Loan for the acquisition and construction of S4010 and S4011 (Drawdowns) [Member]	Jun. 30, 2013 Loan for the acquisition and construction of S4010 and S4011 - MSC Athens (S4010) [Member]	Jun. 30, 2013 Loan for the acquisition and construction of S4010 and S4011 - MSC Athos (S4011) [Member]	Aug. 16, 2011 Loan for the acquisition and construction of S4020 S4022 and S4024 (three tranches one for each hull) [Member]	Dec. 31, 2012 Loan for the acquisition and construction of S4020, S4022 and S4024 (2nd pre-delivery installment of S4020) [Member]	Dec. 31, 2012 Loan for the acquisition and construction of S4020, S4022 and S4024 (2nd pre-delivery installment of S4022) [Member]	Dec. 31, 2012 Loan for the acquisition and construction of S4020, S4022 and S4024 (2nd and 3rd pre-delivery installments of S4024 and S4020 respectivelly) [Member]	Dec. 31, 2012 Loan for the acquisition and construction of S4020, S4022 and S4024 (3rd pre-delivery installment of S4022) [Member]	Jun. 30, 2013 Loan for the acquisition and construction of S4020, S4022 and S4024 (Drawdowns) [Member]	Jun. 30, 2013 Loan for the acquisition and construction of S4020, S4022 and S4024 - Valor (S4020) [Member]	Oct. 12, 2011 Loan for the acquisition and construction of S4021 and S4023 (two tranches one for each hull) [Member]	Dec. 31, 2012 Loan for the acquisition and construction of S4021 and S4023 (2nd predelivery installment of S4021) [Member]	Dec. 31, 2012 Loan for the acquisition and construction of S4021 and S4023 (2nd pre-delivery installment S4023) [Member]	Dec. 31, 2012 Loan for the acquisition and construction of S4021 and S4023 (3rd pre-delivery installment S4021) [Member]	Dec. 31, 2012 Loan for the acquisition and construction of S4021 and S4023 (3rd pre-delivery installment S4023) [Member]	Jun. 30, 2013 Loan for the acquisition and construction of S4021 and S4023 - Value [Member]	Jun. 30, 2013 Loan to partly finance the agreegate market value of eleven vessels [Member]	Oct. 06, 2011 Loan to partly finance the agreegate market value of eleven vessels [Member]	Jun. 29, 2012 Supplemental agreement for the Loan to partly finance the agreegate market value of eleven vessels and partly finance the acquisition of the Stadt Luebeck [Member]	Jun. 30, 2013 Long-term debt [Member]	Dec. 31, 2012 Long-term debt [Member]	Jun. 30, 2013 Interest expense (including swap interest and interest capitalized) [Member]	Jun. 30, 2012 Interest expense (including swap interest and interest capitalized) [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity			$ 150,000	$ 75,000	$ 150,000	$ 24,800	$ 90,000	$ 90,000	$ 31,000	$ 30,000				$ 38,500	$ 42,000	$ 21,000	$ 7,470	$ 7,470
Line of Credit Facility Initiation Date			May 2008	January 2008	December 2007	June 2006	June 2006	February 2006	February 2005	December 2009
Available amount for draw down																			120,000	203,343		140,000						229,200							152,800							120,000	11,300
Percentage of the vessels contract price available for draw down																						70.00%
Draw down amount up to the end of the period																					89,247		26,740	26,740	80,220			22,920	7,640	7,640	15,280	7,640	7,640	53,480	15,280	7,640	7,640	7,640	7,640	53,480		113,700	11,300
Draw down date																							April 2011					August 26, 2011	April 2012	May 2012	August 2012	December 2012	January 2013	May 2013	October 25, 2011	April 2012	July 2012	September 2012	December 2012	June 2013		March 2012	August 2012
Date of vessel's disposal											December 2011	March 2012
Delivery date																										March 14, 2013	April 8, 2013							June 3, 2013						June 25, 2013
Date of loan repayment						November 16, 2012			November 16, 2012				May 2012
Maximum borrowing capacity per vessel			75,000		75,000
Loan balance as at the end of the period			105,000	51,000	96,000	0	57,500	55,000	0	0				31,763	35,700	18,375	5,602	5,602							133,700									76,400						76,400	111,350
Loan repayment due to sale of vessels											2,921	3,479	6,958
Available period for draw down																			18 months
Number of outstanding installments			10	10	9		11	10						25	26	27	8	8		40		16			16			28						28	28					28	22
Line of Credit Facility Frequency of Payments			semiannual	semiannual	semiannual		semiannual	semiannual						quarterly	quarterly	quarterly	quarterly	quarterly		quarterly		semi-annual			semi-annual			quarterly						quarterly	quarterly					quarterly	quarterly
Line of Credit Facility Payments' equivalent																						1/30
Line of Credit Periodic Payment of Principal			4,500		6,000		2,500	2,500						962	1,050	525	467	467		1,412					4,457			1,273						1,273	1,364					1,364
Balloon payment			60,000	10,000	42,000		30,000	30,000						7,700	8,400	4,200	1,868	1,868							62,393									40,748						38,200	47,850
Line of Credit Final Payment of Principal																				12,713								42,021							39,564
Line of Credit Final Payment of Principal Equivalent																						50.00%
Line of Credit Payment of Principal remaining period			November 2013 to May 2018	August 2013 to February 2018	December 2013 to December 2017		August 2013 to August 2018	August 2013 to February 2018						August 2013 to July 2019	July 2013 to October 2019	August 2013 to January 2020	August 2013 to May 2015	August 2013 to May 2015							July 2013 to January 2021									July 2013 to April 2020						September 2013 to June 2020	September 2013 to December 2018
Term loans additional information																																												The term loans bear interest at LIBOR plus a spread and are secured by, inter alia, (a) first priority mortgages over the financed vessels, (b) first priority assignments of all insurances and earnings of the mortgaged vessels and (c) corporate guarantees of Costamare or its subsidiaries, as the case may be. The loan agreements contain usual ship finance covenants, including restrictions as to changes in management and ownership of the vessels, additional indebtedness, mortgaging of vessels, as well as minimum requirements regarding hull Value Maintenance Clauses (?VMC?) in the range of 100% to 125% and dividend payments if an event of default has occurred and is continuing or would occur as a result of the payment of such dividend.
Loan interest rates range																																												1.56%-6.75%	2.71%-6.75%
Weighted average interest rates																																												4.30%	4.40%
Interest expense excluding amortization																																														37,535	38,459
Interest costs capitalized	(5,863)	(3,548)																																												5,863	3,548
Interest capitalized Advances for vessel acquisitions																																														(4,002)	(2,090)
Net Settlements on Interest Rate Swaps Qualifying for Cash Flow Hedge	$ 1,861	$ 1,458																																												$ (1,861)	$ (1,458)